August 16, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Worthington Industries, Inc. Commission File No.: 1-8399 Annual Report on Form 10-K for the Fiscal Year ended May 31, 2004

Ladies and Gentlemen:

     On behalf of Worthington Industries, Inc. (the “Company”), transmitted herewith for filing is the Company’s Annual Report on Form 10-K for the fiscal year ended May 31, 2004 (the “Form 10-K”), including financial statements, the financial statement schedule and exhibits. The financial statements for the fiscal year ended May 31, 2004, reflect no changes from the preceding year in any accounting principle or practice or in the method of applying any such principle or practice.

     If you have any questions concerning the enclosed Form 10-K, please call the undersigned at 614-840-3437.

Very truly yours,

/s/Richard G. Welch

Richard G. Welch

Enclosure